SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Sep. 30, 2022
SHAREHOLDERS' EQUITY
Summary of the status of warrants outstanding and exercisable

		Weighted Average	Aggregate
	Warrants	Exercise Price	Intrinsic Value
Warrants outstanding, as of March 31, 2022	6,340,000	—	—
Issued	—	$3.0	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of September 30, 2022	6,340,000	$3.0	—
Warrants exercisable, as of September 30, 2022	6,340,000	$3.0	—